Document and Entity Information	12 Months Ended
Nov. 14, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 19, 2012
Registrant Name	ADVANCED SERIES TRUST
Central Index Key	0000814679
Amendment Flag	false
Document Creation Date	Dec 19, 2012
Document Effective Date	Dec 19, 2012
Prospectus Date	Nov 14, 2012

AST Bond Portfolio 2024
SUMMARY: AST BOND PORTFOLIO 2024
INVESTMENT OBJECTIVE
The investment objective of the Portfolio will be to seek the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges incurred in connection with your variable annuity contract (each a Contract and together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

From commencement of the Portfolio until February 24, 2013, the Portfolio will pay an administrative services fee that pays for certain administrative services for the benefit of shareholders, including the printing and mailing of portfolio prospectuses and shareholder reports. On February 25, 2013, the Trust will implement a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the Distribution Plan) for the shares the Portfolio. Upon implementation, the Portfolio will be subject to a shareholder services and distribution fee (the 12b-1 fee) and the Portfolio will no longer pay the administrative services fee. As such, the table below includes a column regarding Portfolio fees and expenses prior to the implementation of the 12b-1 fee on February 25, 2013, and Portfolio fees and expenses after implementation of the 12b-1 fee.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AST Bond Portfolio 2024		From Commencement until February 24, 2013	February 25, 2013 and Thereafter
Management Fees		0.64%	0.63%
Distribution (12b-1) Fees		none	0.10%
Other Expenses	[1]	0.36%	0.26%
Total Annual Portfolio Operating Expenses		1.00%	0.99%
[1]	The Portfolio will commence operations on or about January 2, 2013. Estimate based in part on assumed average daily net assets of $50 million for the Portfolio for the fiscal year ending December 31, 2013.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Year
AST Bond Portfolio 2024	101	315

Portfolio Turnover.
The Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Portfolio’s turnover rate may be higher than that of other mutual funds due to the subadviser’s investment strategies and the Portfolio’s use in connection with certain asset transfer programs as described in more detail below. A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, will affect the Portfolio’s performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio will use both top-down and bottom-up approaches to invest in a wide array of bond market sectors, including U.S. Treasuries, agency securities, corporate bonds, structured products sectors including asset-backed securities and commercial mortgage-backed securities, mortgage backed securities, and to a small extent emerging markets debt and high yield debt. Under normal market conditions, the Portfolio will invest at least 80% of its investable assets in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed-income securities, excluding preferred stock, issued by both government and non-government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed-income securities. As used in this Prospectus, the term “investable assets” refers to the Portfolio’s net assets plus any borrowings for investment purposes. The Portfolio’s subadviser may use derivative instruments for any reason, including to manage or adjust the Portfolio’s risk profile when asset flows are volatile.

Contract owners cannot select the Portfolio for investment. Instead, if a Contract owner selected certain benefits under their Contract, the Contract owner’s account value may be allocated to and from the Portfolio in accordance with a mathematical formula under the Contract. The Contracts using the Portfolio are issued by Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and Allstate Life Insurance Company (collectively, the Participating Insurance Companies). For more information, Contract owners should see their Contract prospectus or contact the relevant Participating Insurance Company or their financial professional.

The Portfolio will be managed to mature in the year identified in its name in order to match the related liability under certain living benefit programs. In addition, the Portfolio’s duration and weighted average maturity will decline over time as the maturity date approaches. To that end, the Portfolio’s subadviser expects to maintain the duration of the Portfolio within +/– 0.50 years of the secondary benchmark index for the Portfolio. On or about the Portfolio’s maturity date, all of the securities held by the Portfolio will be sold and all of the outstanding shares of beneficial interest of the Portfolio will be redeemed. Proceeds from that redemption will be reallocated in accordance with the procedures applicable to the Contract owner’s variable Contract.

The Portfolio’s subadviser currently intends to maintain an overall weighted average credit quality rating of A- or better for the Portfolio. This target overall credit quality for the Portfolio will be based on ratings as of the date of purchase. In the event the overall credit quality drops below A- due to downgrades of individual portfolio securities, the Portfolio’s subadviser will take appropriate action based upon the relevant facts and circumstances.
Principal Risks of Investing in the Portfolio.
The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can’t guarantee success.

Asset-Backed Securities Risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset Transfer Program Risk. The Portfolio will be used in connection with certain benefit programs under the Participating Insurance Companies’ variable annuity contracts. In order for the Participating Insurance Companies to manage the guarantees offered in connection with these benefit programs, the Participating Insurance Companies will monitor each Contract owner’s account value from time to time and will systematically transfer amounts between the Portfolio and certain other portfolios as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio’s investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to the Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the annualized estimated expense ratio shown above under “Annual Portfolio Operating Expenses” for a variety of reasons, including, for example, if the Portfolio’s daily average net assets does not reach the projected level shown above.

Fixed Income Securities Risk. Investments in fixed income securities involve a variety of risks, including: the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser or subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser or subadviser in making investment decisions for the Portfolio may not produce the desired results.

Mortgage-Backed Securities Risk. Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place. Moreover, mortgage-related securities issued by private, non-governmental issuers may experience higher rates of default on the underlying mortgages since these mortgage loans often do not meet the underwriting standards of government-issued mortgages.

The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation. Unlike Government National Mortgage Association securities, securities issued or guaranteed by U.S. government-related organizations such as Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Prepayment or Call Risk. Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing the Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Portfolio Turnover Risk. The subadviser generally does not consider the length of time the Portfolio has held a particular security in making investment decisions. In fact, the subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of their securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds due to the subadviser’s investment strategies and the above-referenced asset transfer programs. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The trading and transaction-related costs associated with portfolio turnover may adversely affect the Portfolio’s investment performance.

Recent Events Risk. The ongoing financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crises, the U.S. and other governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission (the CFTC) adopted certain regulatory changes that potentially could subject the investment managers of the Portfolio to register with the CFTC as a commodity pool operator (CPO) if the Portfolio is unable to comply with certain trading and marketing limitations. Compliance with these additional registration and regulatory requirements would increase Portfolio expenses.

Risks Relating to Yankee Obligations. The Portfolio may invest up to 50% of its total assets in Yankee obligations. Yankee obligations are U.S. dollar-denominated debt securities of foreign corporations issued in the United States and U.S. dollar-denominated debt securities issued or guaranteed as to payment of principal and interest by governments, quasi-governmental entities, government agencies, and other governmental entities of foreign countries and supranational entities, which securities are issued in the United States. Debt securities of quasi-governmental entities are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers. Investments in the securities of foreign corporations and governments, even those denominated in U.S. dollars, involve certain risks not typically associated with investments in domestic issuers. The values of the securities of foreign corporations and governments are subject to economic and political developments in the countries and regions where the issuers operate or are domiciled, such as changes in economic or monetary policies. In addition, Yankee obligations may be less liquid than the debt obligations of U.S. issuers. In general, less information is publicly available about foreign corporations than about U.S. companies. Foreign corporations are generally not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. In addition, the Portfolio’s investments in Yankee obligations may be subject to the risk of nationalization or expropriation of a foreign corporation’s assets, imposition of currency exchange controls, or restrictions on the repatriation of non-U.S. currency, confiscatory taxation, political or financial instability and adverse diplomatic developments.

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results. Selection risk is the risk that the securities, derivatives, and other instruments selected by the subadviser will underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies, or that securities sold short will experience positive price performance.

U.S. Government and Agency Securities Risk. In addition to market risk, interest rate risk and credit risk, such securities may limit the Portfolio’s potential for capital appreciation. Not all U.S. Government securities are insured or guaranteed by the U.S. Government, some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Mortgage-backed securities issued by government sponsored enterprises such as the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Federal National Mortgage Association (FNMA or Fannie Mae) are not backed by the full faith and credit of the United States.

Other Debt Obligations Issued or Guaranteed by the U.S. Government and Government-Related Entities Risks. Securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio generally must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. If the relevant government sponsored enterprise issuing or sponsoring the securities is unable to meet its obligations or its credit worthiness declines, then the performance of the Portfolio will be adversely impacted.

Valuation Risk. Due to the nature of the Portfolio’s investments and the market environment, a portion of the Portfolio’s assets may be valued at fair value pursuant to guidelines established by the Board. The Portfolio’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. No assurance can be given that such prices accurately reflect the price the Portfolio would receive upon sale of a security.
Past Performance.
No performance history is presented for the Portfolio, because it does not yet have a full calendar year of performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Nov 14, 2012
AST Bond Portfolio 2024
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: AST BOND PORTFOLIO 2024
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio will be to seek the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges incurred in connection with your variable annuity contract (each a Contract and together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

From commencement of the Portfolio until February 24, 2013, the Portfolio will pay an administrative services fee that pays for certain administrative services for the benefit of shareholders, including the printing and mailing of portfolio prospectuses and shareholder reports. On February 25, 2013, the Trust will implement a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the Distribution Plan) for the shares the Portfolio. Upon implementation, the Portfolio will be subject to a shareholder services and distribution fee (the 12b-1 fee) and the Portfolio will no longer pay the administrative services fee. As such, the table below includes a column regarding Portfolio fees and expenses prior to the implementation of the 12b-1 fee on February 25, 2013, and Portfolio fees and expenses after implementation of the 12b-1 fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Portfolio’s turnover rate may be higher than that of other mutual funds due to the subadviser’s investment strategies and the Portfolio’s use in connection with certain asset transfer programs as described in more detail below. A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, will affect the Portfolio’s performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Portfolio will commence operations on or about January 2, 2013. Estimate based in part on assumed average daily net assets of $50 million for the Portfolio for the fiscal year ending December 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio will use both top-down and bottom-up approaches to invest in a wide array of bond market sectors, including U.S. Treasuries, agency securities, corporate bonds, structured products sectors including asset-backed securities and commercial mortgage-backed securities, mortgage backed securities, and to a small extent emerging markets debt and high yield debt. Under normal market conditions, the Portfolio will invest at least 80% of its investable assets in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed-income securities, excluding preferred stock, issued by both government and non-government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed-income securities. As used in this Prospectus, the term “investable assets” refers to the Portfolio’s net assets plus any borrowings for investment purposes. The Portfolio’s subadviser may use derivative instruments for any reason, including to manage or adjust the Portfolio’s risk profile when asset flows are volatile.

Contract owners cannot select the Portfolio for investment. Instead, if a Contract owner selected certain benefits under their Contract, the Contract owner’s account value may be allocated to and from the Portfolio in accordance with a mathematical formula under the Contract. The Contracts using the Portfolio are issued by Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and Allstate Life Insurance Company (collectively, the Participating Insurance Companies). For more information, Contract owners should see their Contract prospectus or contact the relevant Participating Insurance Company or their financial professional.

The Portfolio will be managed to mature in the year identified in its name in order to match the related liability under certain living benefit programs. In addition, the Portfolio’s duration and weighted average maturity will decline over time as the maturity date approaches. To that end, the Portfolio’s subadviser expects to maintain the duration of the Portfolio within +/– 0.50 years of the secondary benchmark index for the Portfolio. On or about the Portfolio’s maturity date, all of the securities held by the Portfolio will be sold and all of the outstanding shares of beneficial interest of the Portfolio will be redeemed. Proceeds from that redemption will be reallocated in accordance with the procedures applicable to the Contract owner’s variable Contract.

The Portfolio’s subadviser currently intends to maintain an overall weighted average credit quality rating of A- or better for the Portfolio. This target overall credit quality for the Portfolio will be based on ratings as of the date of purchase. In the event the overall credit quality drops below A- due to downgrades of individual portfolio securities, the Portfolio’s subadviser will take appropriate action based upon the relevant facts and circumstances.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can’t guarantee success.

Asset-Backed Securities Risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset Transfer Program Risk. The Portfolio will be used in connection with certain benefit programs under the Participating Insurance Companies’ variable annuity contracts. In order for the Participating Insurance Companies to manage the guarantees offered in connection with these benefit programs, the Participating Insurance Companies will monitor each Contract owner’s account value from time to time and will systematically transfer amounts between the Portfolio and certain other portfolios as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio’s investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to the Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the annualized estimated expense ratio shown above under “Annual Portfolio Operating Expenses” for a variety of reasons, including, for example, if the Portfolio’s daily average net assets does not reach the projected level shown above.

Fixed Income Securities Risk. Investments in fixed income securities involve a variety of risks, including: the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser or subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser or subadviser in making investment decisions for the Portfolio may not produce the desired results.

Mortgage-Backed Securities Risk. Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place. Moreover, mortgage-related securities issued by private, non-governmental issuers may experience higher rates of default on the underlying mortgages since these mortgage loans often do not meet the underwriting standards of government-issued mortgages.

The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation. Unlike Government National Mortgage Association securities, securities issued or guaranteed by U.S. government-related organizations such as Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Prepayment or Call Risk. Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing the Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Portfolio Turnover Risk. The subadviser generally does not consider the length of time the Portfolio has held a particular security in making investment decisions. In fact, the subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of their securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds due to the subadviser’s investment strategies and the above-referenced asset transfer programs. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The trading and transaction-related costs associated with portfolio turnover may adversely affect the Portfolio’s investment performance.

Recent Events Risk. The ongoing financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crises, the U.S. and other governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission (the CFTC) adopted certain regulatory changes that potentially could subject the investment managers of the Portfolio to register with the CFTC as a commodity pool operator (CPO) if the Portfolio is unable to comply with certain trading and marketing limitations. Compliance with these additional registration and regulatory requirements would increase Portfolio expenses.

Risks Relating to Yankee Obligations. The Portfolio may invest up to 50% of its total assets in Yankee obligations. Yankee obligations are U.S. dollar-denominated debt securities of foreign corporations issued in the United States and U.S. dollar-denominated debt securities issued or guaranteed as to payment of principal and interest by governments, quasi-governmental entities, government agencies, and other governmental entities of foreign countries and supranational entities, which securities are issued in the United States. Debt securities of quasi-governmental entities are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers. Investments in the securities of foreign corporations and governments, even those denominated in U.S. dollars, involve certain risks not typically associated with investments in domestic issuers. The values of the securities of foreign corporations and governments are subject to economic and political developments in the countries and regions where the issuers operate or are domiciled, such as changes in economic or monetary policies. In addition, Yankee obligations may be less liquid than the debt obligations of U.S. issuers. In general, less information is publicly available about foreign corporations than about U.S. companies. Foreign corporations are generally not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. In addition, the Portfolio’s investments in Yankee obligations may be subject to the risk of nationalization or expropriation of a foreign corporation’s assets, imposition of currency exchange controls, or restrictions on the repatriation of non-U.S. currency, confiscatory taxation, political or financial instability and adverse diplomatic developments.

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results. Selection risk is the risk that the securities, derivatives, and other instruments selected by the subadviser will underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies, or that securities sold short will experience positive price performance.

U.S. Government and Agency Securities Risk. In addition to market risk, interest rate risk and credit risk, such securities may limit the Portfolio’s potential for capital appreciation. Not all U.S. Government securities are insured or guaranteed by the U.S. Government, some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Mortgage-backed securities issued by government sponsored enterprises such as the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Federal National Mortgage Association (FNMA or Fannie Mae) are not backed by the full faith and credit of the United States.

Other Debt Obligations Issued or Guaranteed by the U.S. Government and Government-Related Entities Risks. Securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio generally must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. If the relevant government sponsored enterprise issuing or sponsoring the securities is unable to meet its obligations or its credit worthiness declines, then the performance of the Portfolio will be adversely impacted.

Valuation Risk. Due to the nature of the Portfolio’s investments and the market environment, a portion of the Portfolio’s assets may be valued at fair value pursuant to guidelines established by the Board. The Portfolio’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. No assurance can be given that such prices accurately reflect the price the Portfolio would receive upon sale of a security.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance history is presented for the Portfolio, because it does not yet have a full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance history is presented for the Portfolio, because it does not yet have a full calendar year of performance.
AST Bond Portfolio 2024 | AST Bond Portfolio 2024
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	101
3 Year	rr_ExpenseExampleYear03	315
AST Bond Portfolio 2024 | From Commencement until February 24, 2013 | AST Bond Portfolio 2024
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
AST Bond Portfolio 2024 | February 25, 2013 and Thereafter | AST Bond Portfolio 2024
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%

[1]	The Portfolio will commence operations on or about January 2, 2013. Estimate based in part on assumed average daily net assets of $50 million for the Portfolio for the fiscal year ending December 31, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Nov 14, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2012